Cash and cash equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of Cash and cash equivalents [Line Items]
Cash		$ 347	$ 327
Bank accounts	[1]	57,078	51,953	[2]
Time deposits	[2]	311,775	162,271
Cash and cash equivalents		369,200	214,551		$ 80,544	$ 78,519
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Cash		33	34
Bank accounts		111,319	48,995
Time deposits		611,856	625,985
Cash and cash equivalents		723,208	675,014
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Cash and cash equivalents [Line Items]
Bank accounts		3,679	3,500
Cash equivalents (a)	[3]	497,503	596,527
Cash and cash equivalents		$ 501,182	$ 600,027

[1]	Bank accounts earn interest at floating rates based on market rates.
[2]	As of December 31, 2018 and 2017, time deposits were kept in prime financial institutions, which generated interest at annual market rates and had original maturities of less than 90 days, according to the immediate cash needs of the Group.
[3]	Cash equivalents as of December 31, 2018, includes short-term deposits with Scotiabank Peru of US$125.0 million, BBVA Continental Peru of US$50.0 million, Citibank NY of US$42.9 million and Banco de Credito de Peru of US$5.9 million and a portfolio of investments in highly marketable liquid investments (investments classified as “AAA” by Standard & Poor’s and Moody’s) of US$273.7 million, which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are insignificant.